Operations (Details) - Sao Paulo [Member] R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 BRL (R$) Municipalities	Mar. 31, 2023 BRL (R$) Municipalities	Dec. 31, 2023 BRL (R$) Municipalities
IfrsStatementLineItems [Line Items]
Municipalities that have already signed contracts: | Municipalities	351	351	351
Balance – intangible and contract assets	R$ 49,485,788	R$ 45,931,674	R$ 48,759,219
Percentage of intangible and contract assets	95.10%	94.79%	95.12%
Revenue from sanitation services (excluding construction revenue)	R$ 5,384,173	R$ 4,678,421	R$ 20,510,427
Percentage of revenue from sanitation services (excluding construction revenue)	95.11%	95.30%	95.35%
Other Municipalities - Olimpia | Municipalities	1		1
Balance – intangible and contract assets	R$ 146,715		R$ 147,589
Percentage of intangible and contract assets	0.28%		0.29%
Revenue from sanitation services (excluding construction revenue)	R$ 8,525		R$ 3,477
Percentage of revenue from sanitation services (excluding construction revenue)	0.15%		0.02%
Municipalities with expired contracts: | Municipalities	1	1	1
Balance – intangible and contract assets	R$ 11,429	R$ 11,443	R$ 11,309
Percentage of intangible and contract assets	0.02%	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	R$ 4,361	R$ 3,822	R$ 17,559
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%	0.08%
Municipalities with concession agreements due by 2030: | Municipalities	23	23	23
Balance – intangible and contract assets	R$ 1,045,481	R$ 1,064,090	R$ 1,051,209
Percentage of intangible and contract assets	2.02%	2.20%	2.05%
Revenue from sanitation services (excluding construction revenue)	R$ 223,943	R$ 189,704	R$ 833,418
Percentage of revenue from sanitation services (excluding construction revenue)	3.96%	3.86%	3.87%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.08%	43.21%	43.40%
Percentage of revenue from sanitation services (excluding construction revenue)	43.49%	44.53%	44.95%